Financial Instruments Risks - Summary of Credit Risk Exposure of Loans and Advances (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 89,022,589	$ 94,379,518
Total loan commitments and financial guarantees	89,022,589	94,379,518
Maximum exposure to credit risk	971,401,776	937,124,635
Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	16,935,420	22,797,799
Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	7,805,531	7,088,862
Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	5,416,826
Exposure to credit risk on loan commitments and financial guarantee contracts		8,576,144
Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,138,516	6,363,672
Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,574,547	769,121
Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	72,087,169	71,581,719
Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	7,075,146	7,504,050
Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	64,568,415	63,592,711
Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	411,754	437,271
Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	31,854	47,687
Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	573,356,152	520,140,163
Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	177,548,957	192,272,548
Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	76,723,201	95,621,686
Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	57,469,155	77,629,742
Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,388	5,342
Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	22,812,360	14,872,282
Financial assets at amortised cost, category [member] | Wholesale Others [Member]
Disclosure of credit risk exposure [line items]
Financial assets	20,542,853	4,143,496
Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	235,693,215	253,622,600
Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	626,264	600,696
Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	151,043,596	163,607,070
Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	40,349,507	41,779,084
Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	17,784,374	19,264,525
Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	25,562,122	28,016,348
Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	321,015	353,978
Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	6,337	899
Financial assets at amortised cost, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	22,565,485
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	167,039,478	192,516,731
Total financial assets risk	882,379,187	842,745,117
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	167,039,478
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	141,983,557	130,088,223
Cash and cash equivalents [member] | BCRA unrestricted current account [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	141,983,557	130,088,223
Reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	137,548,495	74,245,015
Reverse repurchase agreements [member] | BCRA Repos [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	137,548,495	74,245,015
Stage 1
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	82,516,583	86,976,162
Total loan commitments and financial guarantees	82,516,583	86,976,162
Maximum exposure to credit risk	829,926,447	805,831,431
Stage 1 | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	14,559,614	21,422,994
Stage 1 | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	6,678,894	6,807,413
Stage 1 | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	4,843,666
Exposure to credit risk on loan commitments and financial guarantee contracts		8,248,211
Stage 1 | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,691,301	5,630,780
Stage 1 | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,345,753	736,590
Stage 1 | Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	67,956,969	65,553,168
Stage 1 | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	6,868,771	7,357,531
Stage 1 | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	60,774,215	57,791,712
Stage 1 | Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	282,838	390,530
Stage 1 | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	31,145	13,395
Stage 1 | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	496,373,462	452,691,622
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	158,455,841	170,466,499
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	66,603,982	86,511,449
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	49,418,485	65,489,969
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	995	4,809
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	21,889,526	14,363,355
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale Others [Member]
Disclosure of credit risk exposure [line items]
Financial assets	20,542,853	4,096,917
Stage 1 | Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	200,369,126	207,980,108
Stage 1 | Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	412,038	338,289
Stage 1 | Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	133,242,253	131,845,039
Stage 1 | Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	31,560,189	32,316,473
Stage 1 | Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	16,985,401	18,787,259
Stage 1 | Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	17,856,861	24,340,030
Stage 1 | Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	306,623	352,186
Stage 1 | Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	5,761	832
Stage 1 | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	109,052,845	136,075,424
Total financial assets risk	747,409,864	718,855,269
Stage 1 | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	109,052,845
Stage 1 | Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	141,983,557	130,088,223
Stage 1 | Cash and cash equivalents [member] | BCRA unrestricted current account [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	141,983,557	130,088,223
Stage 1 | Reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	137,548,495	74,245,015
Stage 1 | Reverse repurchase agreements [member] | BCRA Repos [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	137,548,495	74,245,015
Stage 2
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	6,467,260	7,389,844
Total loan commitments and financial guarantees	6,467,260	7,389,844
Maximum exposure to credit risk	131,815,850	123,073,794
Stage 2 | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,366,930	1,363,276
Stage 2 | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,121,400	272,121
Stage 2 | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	573,160
Exposure to credit risk on loan commitments and financial guarantee contracts		327,205
Stage 2 | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	447,215	732,892
Stage 2 | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	225,155	31,058
Stage 2 | Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,100,330	6,026,568
Stage 2 | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	206,212	146,430
Stage 2 | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,765,007	5,799,105
Stage 2 | Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	128,402	46,741
Stage 2 | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	709	34,292
Stage 2 | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	67,361,957	59,242,643
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	15,609,426	17,407,294
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	8,485,981	7,031,341
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	6,320,490	9,986,179
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	50	14
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	802,905	343,181
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale Others [Member]
Disclosure of credit risk exposure [line items]
Financial assets		46,579
Stage 2 | Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	29,187,046	41,835,349
Stage 2 | Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	117,735	88,894
Stage 2 | Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	15,457,419	30,287,816
Stage 2 | Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	6,063,168	7,738,715
Stage 2 | Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	357,412	118,291
Stage 2 | Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	7,191,102	3,600,399
Stage 2 | Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	210	1,215
Stage 2 | Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets		19
Stage 2 | Financial assets at amortised cost, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	22,565,485
Stage 2 | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	57,986,633	56,441,307
Total financial assets risk	125,348,590	115,683,950
Stage 2 | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	57,986,633
Stage 2 | Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 2 | Cash and cash equivalents [member] | BCRA unrestricted current account [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 2 | Reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 2 | Reverse repurchase agreements [member] | BCRA Repos [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 3
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	38,746	13,512
Total loan commitments and financial guarantees	38,746	13,512
Maximum exposure to credit risk	9,659,479	8,219,410
Stage 3 | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	8,876	11,529
Stage 3 | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5,237	9,328
Stage 3 | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		728
Stage 3 | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 3 | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,639	1,473
Stage 3 | Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	29,870	1,983
Stage 3 | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	163	89
Stage 3 | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	29,193	1,894
Stage 3 | Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 3 | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 3 | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	9,620,733	8,205,898
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	3,483,690	4,398,755
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,633,238	2,078,896
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,730,180	2,153,594
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	343	519
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	119,929	165,746
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale Others [Member]
Disclosure of credit risk exposure [line items]
Financial assets		0
Stage 3 | Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	6,137,043	3,807,143
Stage 3 | Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	96,491	173,513
Stage 3 | Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	2,343,924	1,474,215
Stage 3 | Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	2,726,150	1,723,896
Stage 3 | Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	441,561	358,975
Stage 3 | Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	514,159	75,919
Stage 3 | Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	14,182	577
Stage 3 | Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	576	48
Stage 3 | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets		0
Total financial assets risk	$ 9,620,733	8,205,898
Stage 3 | Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 3 | Cash and cash equivalents [member] | BCRA unrestricted current account [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 3 | Reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		0
Stage 3 | Reverse repurchase agreements [member] | BCRA Repos [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		$ 0